Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Advertising expense	398,842	404,023
Net operating loss carry-forward	241,440	286,835
Accrued expenses	23,125	27,450
Impairment on long-term investments	22,367	23,023
Less: valuation allowance	(654,033)	(705,265)

Deferred tax assets, net	31,741	36,066

Deferred tax liabilities:
Intangible assets acquired	4,073	2,820
Accelerated tax depreciation	5,216	4,582
Withholding income tax	15,698	234,513

Deferred tax liabilities, net	24,987	241,915

Schedule Of Reconciliation Between Income Tax Expense To Income Before Income Taxes And Actual Provision For Income Tax
Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Net income before provision for income tax	2,031,217	2,652,361	1,825,379
PRC statutory tax rate	25%	25%	25%
Income tax expense at statutory tax rate	507,804	663,090	456,345
Permanent differences and Research and development super-deduction	(34,966)	(76,414)	(67,319)
Change in valuation allowance	64,389	31,283	80,576
Effect of income tax rate difference in other jurisdictions	35,564	41,854	6,672
Effect of tax holidays and preferential tax rates	(147,894)	(213,804)	(150,067)
Effect of the preferential tax rate adjustment of prior year’s EIT	(26,873)	—	—
Effect of PRC withholding tax	164,257	184,014	518,815

Provision for income tax	562,281	630,023	845,022

Increase in Income Tax Expenses and Net Income Per Share Amounts
If Beijing Momo IT, Chengdu Momo and Tantan Technology did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2022, 2023 and 2024, the increase in income tax expenses and resulting net income per share amounts would be as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Increase in income tax expenses	147,894	213,804	150,067
Net income per ordinary share attributable to Hello Group Inc. - basic	3.43	4.62	2.41
Net income per ordinary share attributable to Hello Group Inc. - diluted	3.30	4.39	2.38

Schedule Of Income Taxes
Income taxes consist of:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expenses	393,771	444,449	398,498
Deferred tax expenses	168,510	185,547	446,524

Total income tax expenses	562,281	630,023	845,022

Schedule Of Valuation Allowance Of Deferred Tax Assets
The movements of valuation allowance of deferred tax assets are as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	574,591	638,980	654,033
Additions	64,389	31,283	80,576
Expirations	—	(16,230)	(29,344)

Balance at the end of the year	638,980	654,033	705,265